Unaudited Interim Condensed Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities
Net income (loss)	$ (97,011)	$ 144,764
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Depreciation	77,991	100,272
Amortization	33,852	8,438
Tax expense (recovery)	(12,105)	40,192
Interest expense	164,492	185,815
Interest income	(19,070)	(55,970)
(Gain) loss on foreign exchange	(84,808)	67,215
(Gain) loss on changes in fair value of financial instruments	109,780
Share-based compensation	8,610	14,504
(Gain) loss on disposal of assets	(3,840)	366
Gain on disposal of subsidiaries	(230)	(2,620)
Gain on repurchase of debt	(6,896)	(193,690)
Deferred revenue amortization	(46,124)	(42,222)
Pension expense	4,089	4,232
Other	7,424	6,255
Income taxes paid, net of income tax received	8,264	(40,550)
Interest paid, net of interest received	(122,749)	(99,562)
Government grant received		2,364
Operating assets and liabilities	75,241	(75,647)
Net cash from operating activities	96,910	64,156
Cash flows (used in) generated from investing activities
Cash payments related to satellite programs	(444,391)	(502,384)
Cash payments related to property and other equipment	(100,278)	(47,938)
Purchase of intangible assets		(52)
Net proceeds from disposal of assets	4,519
Net proceeds from disposal of subsidiaries	235	1,213
Government grant received		15,031
Net cash (used in) generated from investing activities	(539,915)	(534,130)
Cash flows (used in) generated from financing activities
Proceeds from indebtedness	404,996
Repurchase of indebtedness	(4,501)	(147,908)
Payments of principal on lease liabilities	(2,175)	(1,808)
Satellite performance incentive payments	(1,400)	(2,971)
Tax withholdings on settlement of restricted and performance share units and exercise of stock options	(8,445)	(5,396)
Net cash (used in) generated from financing activities	388,475	(158,083)
Effect of changes in exchange rates on cash and cash equivalents	(14,929)	36,367
Changes in cash and cash equivalents	(69,459)	(591,690)
Cash and cash equivalents, beginning of period	552,064	1,669,089
Cash and cash equivalents, end of period	$ 482,605	$ 1,077,399